UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23215

HARTFORD FUNDS NEXTSHARES TRUST

(Exact name of registrant as specified in charter)

690 Lee Road, Wayne, PA 19087

(Address of Principal Executive Offices) (Zip Code)

Thomas R. Phillips, Esq.

Hartford Funds Management Company, LLC

690 Lee Road

Wayne, PA 19087

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (610) 386-4068

Date of fiscal year end: October 31

Date of reporting period: January 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Hartford Global Impact NextShares Fund

Schedule of Investments

January 31, 2018 (Unaudited)

			Market Value
Affiliated Investment Companies - 100.0%

Global Impact Master Portfolio (the “Master Portfolio”)		$	5,488,535

Total Affiliated Investment Companies		$	5,488,535

Total Investments	100.0%	$	5,488,535
Other Assets and Liabilities	(0.0)%		(5,082)

Total Net Assets	100.0%	$	5,483,453

Fair Valuation Summary of the Master Portfolio’s Investments as of January 31, 2018, based on their valuation inputs, is located within this report (See Investment Valuation Note).

Hartford Funds NextShares Trust (the “Trust”)

Notes to the Schedule of Investments for Hartford Global Impact NextShares Fund

Hartford Global Impact NextShares Fund (the “Fund”) is a series of Hartford Funds NextShares Trust (the “Trust”). The Trust is an open-end registered management investment company comprised of one series as of January 31, 2018.

The Fund operates as a “feeder fund,’’ which means it invests all of its investable assets in the Global Impact Master Portfolio (the “Master Portfolio”). As of January 31, 2018, the Fund owned approximately 15.1% of the Master Portfolio. The Master Portfolio is a series of Hartford Funds Master Fund. The Fund has the same investment objective and limitations as the Master Portfolio in which it invests. The Fund does not buy investment securities directly. The Master Portfolio, on the other hand, invests directly in portfolio securities. Investment in the Master Portfolio is valued daily based on the Fund’s proportionate share of the Master Portfolio’s net assets, which is also valued daily.

Valuation of the securities held by the Master Portfolio is discussed in the notes to the Master Portfolio’s Schedule of Investments.

Global Impact Master Portfolio

  Schedule of Investments

  January 31, 2018 (Unaudited)

Shares or Principal Amount		Market Value†
Common Stocks - 99.0%
	Australia - 2.6%
60,757	Seek Ltd.	$956,430

	Bangladesh - 3.3%
199,116	GrameenPhone Ltd.	1,200,911

	Botswana - 0.3%
547,161	Letshego Holdings Ltd.	107,179

	Brazil - 5.4%
168,575	Kroton Educacional S.A.	859,806
170,955	MRV Engenharia e Participacoes S.A.	812,922
10,318	Pagseguro Digital Ltd. Class A*	288,285

		1,961,013

	China - 3.5%
2,940,995	CT Environmental Group Ltd.	570,538
1,987,185	Huaneng Renewables Corp. Ltd. Class H	686,810

		1,257,348

	Denmark - 1.7%
9,151	Vestas Wind Systems A/S	624,172

	France - 1.8%
12,343	Kaufman & Broad S.A.	644,082

	Germany - 2.5%
10,680	Innogy SE(1)	407,153
4,502	LEG Immobilien AG	508,077

		915,230

	Hong Kong - 2.0%
1,244,600	Canvest Environmental Protection Group Co., Ltd.	720,733

	India - 9.0%
33,644	Bharat Financial Inclusion Ltd.*	554,994
42,245	Indiabulls Housing Finance Ltd.	922,060
41,878	Repco Home Finance Ltd.	410,636
34,985	Shriram Transport Finance Co., Ltd.	757,577
110,536	Vakrangee Ltd.	633,894

		3,279,161

	Japan - 2.4%
7,945	Eisai Co., Ltd.	452,157
14,637	Katitas Co., Ltd.*	425,019

		877,176

	Kenya - 3.5%
4,447,615	Safaricom Ltd.	1,291,272

	Luxembourg - 1.6%
7,731	Millicom International Cellular S.A.	576,399

	Netherlands - 3.0%
21,670	Basic-Fit N.V.*(1)	589,206
12,775	Koninklijke Philips N.V.	520,706

		1,109,912

	South Africa - 1.8%
55,413	Net 1 UEPS Technologies, Inc.*	666,618

	Spain - 2.6%
10,466	Acciona S.A.	947,627

	United Kingdom - 6.3%
36,890	Genus plc	1,267,553
19,790	Hikma Pharmaceuticals plc	272,153
124,065	PureCircle Ltd.*	763,626

		2,303,332

	United States - 45.7%
2,419	Acuity Brands, Inc.	373,590
33,197	Advanced Drainage Systems, Inc.	819,966

Global Impact Master Portfolio

  Schedule of Investments

  January 31, 2018 (Unaudited)

5,148	Aimmune Therapeutics, Inc.*		$181,261
5,141	Alkermes plc*		293,911
2,511	athenahealth, Inc.*		314,654
20,221	Avangrid, Inc.		985,167
5,314	Bright Horizons Family Solutions, Inc.*		521,835
14,450	Clean Harbors, Inc.*		799,663
43,721	Covanta Holding Corp.		714,838
2,964	First Solar, Inc.*		199,092
3,814	Global Blood Therapeutics, Inc.*		220,831
58,343	Invitae Corp.*		401,983
12,846	Itron, Inc.*		940,327
22,078	Johnson Controls International plc		863,912
59,470	Laureate Education, Inc. Class A*		856,368
43,764	Nuance Communications, Inc.*		779,437
37,594	Pattern Energy Group, Inc.		775,188
6,056	Proofpoint, Inc.*		617,833
16,118	Rapid7, Inc.*		386,510
17,741	Sprouts Farmers Market, Inc.*		495,506
18,929	Square, Inc. Class A*		887,959
29,705	Stratasys Ltd.*		635,390
15,154	Teladoc, Inc.*		566,760
1,094	Tesla, Inc.*		387,615
2,325	Thermo Fisher Scientific, Inc.		521,056
6,983	Ubiquiti Networks, Inc.*		563,319
4,999	Watts Water Technologies, Inc. Class A		398,670
4,027	Xylem, Inc.		290,991
11,314	Zoetis, Inc.		868,123

			16,661,755

	Total Common Stocks (cost $32,848,206)		$36,100,350

	Total Long-Term Investments (cost $32,848,206)		$36,100,350

Short-Term Investments - 0.0%
	Other Investment Pools & Funds - 0.0%
8,136	Morgan Stanley Institutional Liquidity Funds, Government Portfolio, Institutional Class, 1.22%(2)		8,136

	Total Short-Term Investments (cost $8,136)		$8,136

	Total Investments (cost $32,856,342)	99.0%	$36,108,486
	Other Assets and Liabilities	1.0%	351,126

	Total Net Assets	100.0%	$36,459,612

Note: Percentage of investments as shown is the ratio of the total market value to total net assets.

Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Directors in order to reflect an adjustment for factors occurring after the close of certain foreign markets but before the close of the New York Stock Exchange.

*	Non-income producing.
(1)	Securities issued within terms of a private placement memorandum and exempt from registration under Rule 144A under the Securities Act of 1933, as amended, and may be sold to qualified institutional buyers. Unless otherwise indicated, these holdings are determined to be liquid. At January 31, 2018, the aggregate value of these securities was $996,359, which represented 2.7% of total net assets.
(2)	Current yield as of period end.

†	For information regarding the Master Portfolio’s significant accounting policies, please refer to the Master Portfolio’s most recent shareholder report.

Global Impact Master Portfolio

  Schedule of Investments – (continued)

  January 31, 2018 (Unaudited)

Fair Valuation Summary

The following is a summary of the fair valuations according to the inputs used as of January 31, 2018 in valuing the Fund’s investments.

	Total	Level 1(1)	Level 2(1)	Level 3(1)
Assets
Common Stocks
Australia	$956,430	$—	$956,430	$—
Bangladesh	1,200,911	1,200,911	—	—
Botswana	107,179	107,179	—	—
Brazil	1,961,013	1,961,013	—	—
China	1,257,348	—	1,257,348	—
Denmark	624,172	—	624,172	—
France	644,082	—	644,082	—
Germany	915,230	—	915,230	—
Hong Kong	720,733	720,733	—	—
India	3,279,161	633,894	2,645,267	—
Japan	877,176	425,019	452,157	—
Kenya	1,291,272	—	1,291,272	—
Luxembourg	576,399	576,399	—	—
Netherlands	1,109,912	589,206	520,706	—
South Africa	666,618	666,618	—	—
Spain	947,627	—	947,627	—
United Kingdom	2,303,332	2,031,179	272,153	—
United States	16,661,755	16,661,755	—	—
Short-Term Investments	8,136	8,136	—	—

Total	$36,108,486	$25,582,042	$10,526,444	$—

(1) For the period ended January 31, 2018, investments valued at $1,038,413 were transferred from Level 1 to Level 2 due to the application of a fair valuation factor; investments valued at $1,247,200 were transferred from Level 2 to Level 1 due to the discontinuation of a fair valuation factor and there were no transfers in and out of Level 3.

Hartford Funds Master Fund (the “Trust”)

Notes to the Schedule of Investments

Investment Valuation and Fair Value Measurements:

All investments are valued as of the close of regular trading (normally 4:00 p.m. Eastern Time) (the “NYSE Close”) on each day that the New York Stock Exchange (the “Exchange”) is open (“Valuation Date”), although the Master Portfolio may deviate from this calculation time under unusual or unexpected circumstances. Portfolio securities and other assets held in the Master Portfolio’s portfolio for which market prices are readily available are valued at market value. Market value is generally determined on the basis of last reported trade prices or official close price. If no trades were reported, market value is based on prices obtained from a quotation reporting system, established market makers, or independent pricing services. If market prices are not readily available or are deemed unreliable, the Master Portfolio will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board of Trustees of the Trust. Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close that materially affect the values of the Master Portfolio’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. In addition, prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board of Trustees of the Trust in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close. Securities and other instruments that are primarily traded on foreign markets may trade on days that are not business days of the Master Portfolio. The value of the foreign securities or other instruments in which the Master Portfolio invests may change on days when a shareholder will not be able to purchase or redeem shares of the Master Portfolio. Fair value pricing is subjective in nature and the use of fair value pricing by the Master Portfolio may cause net asset value (NAV) of its shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that the Master Portfolio could obtain the fair value assigned to an investment if the Master Portfolio were to sell the investment at approximately the time at which the Master Portfolio determines its NAV.

Fixed income investments (other than short-term obligations and senior floating rate interest), non-exchange traded derivatives and centrally cleared swaps held by the Master Portfolio are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services in accordance with procedures established by the Trust’s Board of Trustees. Prices obtained from independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Senior floating rate interests generally trade in over-the-counter (“OTC”) markets and are priced through an independent pricing service utilizing independent market quotations from loan dealers or financial institutions. Generally, the Master Portfolio may use fair valuation in regard to fixed income positions when the Master Portfolio holds defaulted or distressed investments or investments in a company in which a reorganization is pending. Short-term investments maturing in 60 days or less are generally valued at amortized cost if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term exceeded 60 days.

Exchange traded options, futures and options on futures are valued at the settlement price or last trade price determined by the relevant exchange as of the NYSE Close. If a last trade price is not available, the value will be the mean of the bid and ask prices as of the NYSE Close. If a mean of the bid and ask prices cannot be calculated for the day, the value will be the bid price as of the NYSE Close. In the case of options privately negotiated in the over-the-counter market (“OTC options”) and such instruments that do not trade on an exchange, values may be supplied by a pricing service using a formula or other objective method that may take into consideration the style, direction, expiration, strike price, notional value and volatility or other special adjustments.

Investments valued in currencies other than U.S. dollars are converted to U.S. dollars using exchange rates obtained from independent pricing services for calculation of the NAV. As a result, the NAV of the Master Portfolio’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities or other instruments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange (“NYSE”) is closed and the market value may change on days when an investor is not able to purchase, redeem or exchange shares of the Master Portfolio.

Foreign currency contracts represent agreements to exchange currencies on specific future dates at predetermined rates. Foreign currency contracts are valued using foreign currency exchange rates and forward rates as provided by an independent pricing service on the Valuation Date.

Investments in open-end mutual funds are valued at the respective NAV of each open-end mutual fund as determined as of the NYSE Close on the Valuation Date. Such open-end mutual funds may use fair value pricing as disclosed in their prospectuses.

Financial instruments for which prices are not available from an independent pricing service may be valued using market quotations obtained from one or more dealers that make markets in the respective financial instrument in accordance with procedures established by the Trust’s Board of Trustees.

U.S. Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that the Master Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants. The U.S. GAAP fair value measurement standards require disclosure of a fair value hierarchy for each major category of assets and liabilities. Various inputs are used in determining the fair value of the Master Portfolio’s investments. These inputs are summarized into three broad hierarchy levels. This hierarchy is based on whether the valuation inputs are observable or unobservable. These levels are:

Level 1 – Quoted prices in active markets for identical investments. Level 1 may include exchange traded instruments, such as domestic equities, some foreign equities, options, futures, mutual funds, exchange traded funds, rights and warrants.

Level 2 – Observable inputs other than Level 1 prices, such as quoted prices for similar investments; quoted prices in markets that are not active; or other inputs that are observable or can be corroborated by observable market data. Level 2 may include debt investments that are traded less frequently than exchange traded instruments and which are valued using independent pricing services; foreign equities, which are principally traded on certain foreign markets and are adjusted daily pursuant to a fair value pricing service in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE Close; senior floating rate interests, which are valued using an aggregate of dealer bids; short-term investments, which are valued at amortized cost; and swaps, which are valued based upon the terms of each swap contract.

Level 3 – Significant unobservable inputs that are supported by limited or no market activity. Level 3 may include financial instruments whose values are determined using indicative market quotes or require significant management judgment or estimation. These unobservable valuation inputs may include estimates for current yields, maturity/duration, prepayment speed, and indicative market quotes for comparable investments along with other assumptions relating to credit quality, collateral value, complexity of the investment structure, general market conditions and liquidity. This category may include investments where trading has been halted or there are certain restrictions on trading. While these investments are priced using unobservable inputs, the valuation of these investments reflects the best available data and management believes the prices are a reasonable representation of exit price.

The Board of Trustees generally reviews and approves the “Procedures for Valuation of Portfolio Investments” at least once a year. These procedures define how investments are to be valued, including the formation and activities of a Valuation Committee. The Valuation Committee is responsible for determining in good faith the fair value of investments when the value cannot be obtained from primary pricing services or alternative sources or if the valuation of an investment as provided by the primary pricing service or alternative source is believed not to reflect the investment’s fair value as of the Valuation Date. The Valuation Committee will consider all relevant factors in determining an investment’s fair value, and may seek the advice of the Master Portfolio’s sub-adviser, as applicable, knowledgeable brokers, and legal counsel in making such determination. The Valuation Committee reports to the Audit Committee of the Board of Trustees of the Trust. The Audit Committee receives quarterly written reports which include details of all fair-valued investments, including the reason for the fair valuation, and an indication, when possible, of the accuracy of the valuation by disclosing the next available reliable public price quotation or the disposition price of such investments (the “lookback” test). The Board of Trustees of the Trust then must consider for ratification all of the fair value determinations made during the previous quarter.

Valuation levels are not necessarily indicative of the risk associated with investing in such investments. Individual investments within any of the above mentioned asset classes may be assigned a different hierarchical level than those presented above, as individual circumstances dictate.

For additional information, refer to the Fair Valuation Summary and the Level 3 roll-forward reconciliation, if applicable, which follows each Master Portfolio’s Schedule of Investments.

For information regarding the Master Portfolio’s other significant accounting policies, please refer to the Master Portfolio’s most recent Shareholder Report.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are generally effective to provide reasonable assurance, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HARTFORD FUNDS NEXTSHARES TRUST

Date: March 28, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date: March 28, 2018	By:	/s/ James E. Davey
James E. Davey
President and Chief Executive Officer

Date: March 28, 2018	By:	/s/ Laura S. Quade
Laura S. Quade
Treasurer